Vessels, net	6 Months Ended
Jun. 30, 2022
Vessels Net
Vessels, net

4. Vessels, net:

The amounts in the consolidated condensed balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2021	$1,167,909	$(314,719)	$853,190
Additions	1,385	—	1,385
Depreciation	—	(15,739)	(15,739)
Balance June 30, 2022	$1,169,294	$(330,458)	$838,836

During the six month period ended June 30, 2022, an amount of $1,385 of costs were capitalized in relation to the installation of ballast water treatment systems. The cost of the ballast water treatment system has been capitalized to vessels’ cost upon the completion of its’ installation, and will be depreciated over the remaining useful life of the respective vessels.

4. Vessels, net (continued):

In addition, other long-term investments, relating to vessels’ equipment not yet installed, are included in “Deferred charges, non-current” in the consolidated balance sheets. Amounts paid in each period in relation to the aforementioned additions are included in “Ballast water treatments system installation” under “Cash flows used in investing activities” in the consolidated statements of cash flows.

As of June 30, 2022, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 5.